Interests in Other Entities - Summary of Principal Direct and Indirect Subsidiaries Classified by Operating Segment (Detail)	12 Months Ended
Dec. 31, 2017
Engineering and construction [member] | GyM S A [member]
Disclosure of subsidiaries [line items]
Name	GyM S.A.
Country	Peru, and Colombia
Economic activity	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.
Engineering and construction [member] | Stracon GyM S.A. [member]
Disclosure of subsidiaries [line items]
Name	Stracon GyM S.A.
Country	Peru and Panama
Economic activity	Mining contracting activities, providing mining services and carrying out drilling, demolition and any other activity related to construction and mining operations.
Engineering and construction [member] | GyM Chile S.p.A. [member]
Disclosure of subsidiaries [line items]
Name	GyM Chile S.p.A.
Country	Chile
Economic activity	Electromechanical assemblies and services to energy, oil, gas and mining sector.
Engineering and construction [member] | Vial y Vives-DSD S.A. [member]
Disclosure of subsidiaries [line items]
Name	Vial y Vives - DSD S.A.
Country	Chile
Economic activity	Electromechanical assemblies and services. Develop activities related to the construction of engineering projects, civil construction projects and electromechanical assemblies, as well as architectural design and installations in general. Construction and assemblies and electromechanical services in the sectors of energy, oil, gas and mining.
Engineering and construction [member] | GMI SA [member]
Disclosure of subsidiaries [line items]
Name	GMI S.A.
Country	Peru
Economic activity	Advisory and consultancy services in engineering, carrying out studies and projects, managing projects and supervision of works.
Engineering and construction [member] | Morelco SAS [member]
Disclosure of subsidiaries [line items]
Name	Morelco S.A.S
Country	Colombia and Ecuador
Economic activity	Providing construction and assembly services, supplying equipment and material to design, build, assemble, operate and maintain all types of mechanical engineering, instrumentation and civil work.
Infrastructure [member] | GMP S.A. [member]
Disclosure of subsidiaries [line items]
Name	GMP S.A.
Country	Peru
Economic activity	Natural oil and oil by-products extraction services, as well as providing storage and fuel dispatch services.
Infrastructure [member] | Oiltanking Andina Services S.A. [member]
Disclosure of subsidiaries [line items]
Name	Oiltanking Andina Services S.A.
Country	Peru
Economic activity	Operation of the gas processing plant of Pisco - Camisea.
Infrastructure [member] | Transportadora de Gas Natural Comprimido Andino S.A.C. [member]
Disclosure of subsidiaries [line items]
Name	Transportadora de Gas Natural Comprimido Andino S.A.C.
Country	Peru
Economic activity	Supply, process and market natural gas and its derivates.
Infrastructure [member] | CONCARSA [member]
Disclosure of subsidiaries [line items]
Name	Concar S.A.
Country	Peru
Economic activity	Operating and maintaining roads.
Infrastructure [member] | GyM Ferrovias SA. [member]
Disclosure of subsidiaries [line items]
Name	GyM Ferrovías S.A.
Country	Peru
Economic activity	Concession for the operation of the public transportation system (Metro de Lima Metropolitana).
Infrastructure [member] | Survial S.A. [member]
Disclosure of subsidiaries [line items]
Name	Survial S.A.
Country	Peru
Economic activity	Concession for constructing, operating and maintaining the Section 1 of the "Southern Inter-oceanic" road.
Infrastructure [member] | Norvial S.A. [member]
Disclosure of subsidiaries [line items]
Name	Norvial S.A.
Country	Peru
Economic activity	Concession for restoring, operating and maintaining the "Ancón - Huacho - Pativilca" section of the Panamericana Norte road.
Infrastructure [member] | Concesin Canchaque S.A. [member]
Disclosure of subsidiaries [line items]
Name	Concesión Canchaqu S.A.
Country	Peru
Economic activity	Concession for operating and maintaining the Buenos Aires - Canchaque road.
Infrastructure [member] | Concesionaria Va Expresa Sur SA[member]
Disclosure of subsidiaries [line items]
Name	Concesionaria Vía Expresa Sur S.A.
Country	Peru
Economic activity	Concession for designing, constructing, operating and maintaining the Via Expresa - Paseo de la República in Lima.
Real estate [member] | Viva GyM SA [member]
Disclosure of subsidiaries [line items]
Name	VIVA GyM S.A.
Country	Peru
Economic activity	Developing and managing real estate projects directly or together with other partners.
Technical services [member] | CAM Holding S.p.A. [Member]
Disclosure of subsidiaries [line items]
Name	CAM Holding S.p.A.
Country	Chile and Colombia
Economic activity	Electric and technological services for the power industry.
Technical services [member] | Coasin Instalaciones Ltda [member]
Disclosure of subsidiaries [line items]
Name	Coasin Instalaciones Ltda
Country	Chile
Economic activity	Installing and maintaining network and equipment for telecommunications.
Technical services [member] | Adexus S A [member]
Disclosure of subsidiaries [line items]
Name	Adexus S.A.
Country	Chile, Peru, Colombia and Ecuador
Economic activity	IT solutions services.
Parent company operation [member] | Generadora Arabesco S.A. [member]
Disclosure of subsidiaries [line items]
Name	Generadora Arabesc S.A.
Country	Peru
Economic activity	Implementing projects related to electric power-generating activities.
Parent company operation [member] | Larcomar S.A. [member]
Disclosure of subsidiaries [line items]
Name	Larcomar S.A.
Country	Peru
Economic activity	Exploiting land right to use the Larcomar Shopping Center.
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of subsidiaries [line items]
Name	Promotora Larcomar S.A.
Country	Peru
Economic activity	Building a hotel complex on a plot of land located in the district of Miraflores.
Parent company operation [member] | Promotores Asociados de Inmobiliarias S.A. [member]
Disclosure of subsidiaries [line items]
Name	Promotores Asociados de Inmobiliarias S.A.
Country	Peru
Economic activity	Operating in the real-estate industry and engaged in the development and selling office facilities in Peru.
Parent company operation [member] | Negocios del Gas S.A. [member]
Disclosure of subsidiaries [line items]
Name	Negocios del Gas S.A.
Country	Peru
Economic activity	Construction, operation and maintenance of the pipeline system to transport natural gas and liquids of natural gas.